Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS II, INC
Entity Central Index Key	0000049905
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000172618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	SCUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$68	1.27%
^	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%	[1]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class C
Trading Symbol	HOOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$112	2.10%
^	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.10%	[2]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172620 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	SCUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$59	1.10%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[3]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172621 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	HOORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$88	1.65%
^	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%	[4]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	HOOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$72	1.35%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[5]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	HOOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$56	1.05%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[6]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	HOOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$56	1.05%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[7]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185831 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class F
Trading Symbol	HOOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$51	0.95%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[8]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172625 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SCURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$51	0.95%
^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[9]
Net Assets	$ 176,815,573
Holdings Count | Holding	84
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$176,815,573
Total number of portfolio holdings (excluding derivatives, if any)	84
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.6%
Information Technology	17.9%
Financials	17.4%
Health Care	8.0%
Consumer Discretionary	7.0%
Energy	5.1%
Materials	4.5%
Utilities	3.5%
Real Estate	3.3%
Consumer Staples	2.3%
Communication Services	1.3%
Short-Term Investments	3.6%
Other Assets & Liabilities	(1.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000230639 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class I
Trading Symbol	HSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$25	0.51%
^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[10]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230641 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	HSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$41	0.83%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[11]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230640 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	HSSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$36	0.73%
^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[12]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172610 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class A
Trading Symbol	SIDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.09%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%	[13]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172611 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class C
Trading Symbol	HFYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$101	1.87%
^	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.87%	[14]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class I
Trading Symbol	SIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$46	0.85%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[15]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R3
Trading Symbol	HFYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$75	1.38%
^	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.38%	[16]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172614 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R4
Trading Symbol	HFYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$62	1.14%
^	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%	[17]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172615 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R5
Trading Symbol	HFYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$45	0.83%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[18]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class Y
Trading Symbol	HFYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$46	0.85%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[19]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185829 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class F
Trading Symbol	HFYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$40	0.74%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[20]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class SDR
Trading Symbol	SIDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$40	0.74%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[21]
Net Assets	$ 3,399,470,663
Holdings Count | Holding	486
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$3,399,470,663
Total number of portfolio holdings	486
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	31.6%
Information Technology	11.6%
Industrials	10.4%
Energy	8.2%
Materials	6.6%
Consumer Discretionary	6.5%
Utilities	5.7%
Communication Services	4.3%
Health Care	4.3%
Consumer Staples	3.8%
Real Estate	1.4%
Short-Term Investments	2.5%
Other Assets & Liabilities	3.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class A
Trading Symbol	SCVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.03%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[22]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class C
Trading Symbol	HSWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$90	1.80%
^	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%	[23]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172604 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class I
Trading Symbol	SCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.80%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[24]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172605 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R3
Trading Symbol	HSWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$67	1.34%
^	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[25]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172606 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R4
Trading Symbol	HSWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.10%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[26]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172607 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R5
Trading Symbol	HSWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$40	0.80%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[27]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172608 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class Y
Trading Symbol	HSWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.79%
^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[28]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185827 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class F
Trading Symbol	HSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[29]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172609 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class SDR
Trading Symbol	SCIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$35	0.69%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[30]
Material Change Date	Feb. 27, 2026
Net Assets	$ 9,349,185,092
Holdings Count | Holding	49
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$9,349,185,092
Total number of portfolio holdings (excluding derivatives, if any)	49
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	14.8%
Japan	14.7%
United States	12.7%
Taiwan	8.3%
China	7.0%
Switzerland	5.8%
France	5.6%
Germany	5.4%
Netherlands	3.8%
Canada	3.3%
Other**	16.8%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies. As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 27, 2026, the Fund’s principal investment strategy was revised to reflect that the Fund tends to focus on mid to large capitalization companies.
Material Fund Change Risks Change [Text Block]	As of the same date, “Mid-Cap Securities Risk” replaced “Mid Cap and Small Cap Securities Risk” as a principal risk of the Fund and “Focused Portfolio Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class SDR
Trading Symbol	SCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[31]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000247960 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class A
Trading Symbol	HFAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$56	1.07%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[32]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247961 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class C
Trading Symbol	HFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$86	1.64%
^	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.64%	[33]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000230642 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	HSADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[34]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230638 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$20	0.40%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[35]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund
Class Name	Class F
Trading Symbol	HSSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[36]
Net Assets	$ 74,846,595
Holdings Count | Holding	184
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$74,846,595
Total number of portfolio holdings	184
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	32.9%
U.S. Government Agencies^	28.3%
U.S. Government Securities	23.2%
Municipal Bonds	8.2%
Foreign Government Obligations	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments	3.1%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000244677 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Opportunities Fund (Consolidated)(formerly, Hartford Schroders Diversified Growth Fund)
Class Name	Class SDR
Trading Symbol	HFSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$33*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 33	[37]
Expense Ratio, Percent	0.65%	[37],[38]
Net Assets	$ 163,982,281
Holdings Count | Holding	990
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$163,982,281
Total number of portfolio holdings	990
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.5%
Exchange-Traded Funds	20.4%
U.S. Government Agencies^	9.3%
Foreign Government Obligations	3.6%
U.S. Government Securities	0.7%
Preferred Stocks	0.0%†
Short-Term Investments	12.6%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund modified its target asset allocations related to equity and fixed income investments. As a result, effective February 27, 2026, under normal circumstances, the Fund’s sub-advisers target an allocation between 30% to 80% of the Fund’s net assets in equity and equity related investments, 10% to 70% of the Fund’s net assets in fixed income and fixed income related investments, and 0% to 35% of its net assets in alternative related investments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236223 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class SDR
Trading Symbol	HFSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[39]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000244676 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Opportunities Fund (Consolidated)(formerly, Hartford Schroders Diversified Growth Fund)
Class Name	Class I
Trading Symbol	HFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 41	[40]
Expense Ratio, Percent	0.80%	[40],[41]
Net Assets	$ 163,982,281
Holdings Count | Holding	990
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$163,982,281
Total number of portfolio holdings	990
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.5%
Exchange-Traded Funds	20.4%
U.S. Government Agencies^	9.3%
Foreign Government Obligations	3.6%
U.S. Government Securities	0.7%
Preferred Stocks	0.0%†
Short-Term Investments	12.6%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 27, 2026, the Fund modified its target asset allocations related to equity and fixed income investments. As a result, effective February 27, 2026, under normal circumstances, the Fund’s sub-advisers target an allocation between 30% to 80% of the Fund’s net assets in equity and equity related investments, 10% to 70% of the Fund’s net assets in fixed income and fixed income related investments, and 0% to 35% of its net assets in alternative related investments.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated February 27, 2026, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236224 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class I
Trading Symbol	HFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.85%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[42]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247962 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class R5
Trading Symbol	HFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[43]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247959 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class Y
Trading Symbol	HFAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.80%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[44]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000247958 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class F
Trading Symbol	HFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.70%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[45]
Net Assets	$ 226,412,251
Holdings Count | Holding	54
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$226,412,251
Total number of portfolio holdings	54
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	22.6%
Japan	13.5%
Germany	12.1%
France	11.9%
Netherlands	6.1%
United States	5.0%
South Korea	4.2%
Switzerland	3.6%
Italy	2.0%
Spain	2.0%
Other**	15.0%
Short-Term Investments	2.7%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000011238 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class C
Trading Symbol	HGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$93	1.88%
^	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[46]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011236 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class A
Trading Symbol	HGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.07%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[47]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	HGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$72	1.45%
^	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[48]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035166 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class I
Trading Symbol	HGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$42	0.85%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[49]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	HGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$57	1.15%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[50]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040920 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	HGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.85%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[51]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011243 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class Y
Trading Symbol	HGOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.84%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[52]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148302 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	HGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$37	0.74%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[53]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185805 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class F
Trading Symbol	HGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.74%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[54]
Net Assets	$ 6,616,038,494
Holdings Count | Holding	52
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$6,616,038,494
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	50.6%
Communication Services	20.6%
Consumer Discretionary	13.3%
Health Care	7.2%
Financials	3.3%
Industrials	3.3%
Energy	0.7%
Consumer Staples	0.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172570 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$77	1.40%
^	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.40%	[55]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172571 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HHHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$112	2.06%
^	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.06%	[56]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172572 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	SEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$57	1.04%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[57]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172573 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HHHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$87	1.59%
^	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.59%	[58]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172574 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HHHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$73	1.34%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.34%	[59]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172575 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HHHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$59	1.07%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%	[60]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172576 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HHHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$58	1.06%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[61]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185819 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HHHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$52	0.95%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[62]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172566 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class A
Trading Symbol	STWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$35	0.71%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[63]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class C
Trading Symbol	HFKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.59%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[64]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172568 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class I
Trading Symbol	STWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$24	0.49%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[65]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class Y
Trading Symbol	HFKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.56%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[66]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185817 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class F
Trading Symbol	HFKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[67]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class SDR
Trading Symbol	HFKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.46%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[68]
Net Assets	$ 692,175,593
Holdings Count | Holding	170
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$692,175,593
Total number of portfolio holdings	170
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	81.7%
U.S. Government Securities	9.9%
U.S. Government Agencies^	5.4%
Corporate Bonds	0.4%
Short-Term Investments	2.0%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000172577 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class SDR
Trading Symbol	SEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$52	0.95%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[69]
Net Assets	$ 7,589,070,709
Holdings Count | Holding	104
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$7,589,070,709
Total number of portfolio holdings (excluding derivatives, if any)	104
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	27.7%
China	21.6%
South Korea	19.9%
India	7.9%
Brazil	6.1%
South Africa	4.2%
Hong Kong	2.3%
Mexico	1.9%
United Arab Emirates	1.6%
Poland	1.3%
Other**	4.6%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172578 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SMSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[70]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172579 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	HFZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.70%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[71]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172580 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class I
Trading Symbol	SMSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$30	0.60%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[72]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172581 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R3
Trading Symbol	HFZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$59	1.17%
^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[73]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172582 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R4
Trading Symbol	HFZSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$44	0.87%
^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[74]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172583 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R5
Trading Symbol	HFZTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.57%
^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[75]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172584 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class Y
Trading Symbol	HFZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.55%
^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[76]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185821 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class F
Trading Symbol	HFZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[77]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172585 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class SDR
Trading Symbol	SMSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[78]
Net Assets	$ 32,183,986
Holdings Count | Holding	304
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$32,183,986
Total number of portfolio holdings	304
Portfolio turnover rate	102%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.8%
Brazil	11.7%
South Africa	5.1%
Colombia	4.9%
Hungary	3.7%
Saudi Arabia	3.6%
Ecuador	3.4%
Angola	3.2%
Malaysia	3.1%
Hong Kong	3.0%
Other**	33.7%
Short-Term Investments	3.5%
Other Assets & Liabilities	7.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172557 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	SMDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$61	1.15%
^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[79]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172558 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	HFDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	1.94%
^	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%	[80]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172559 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	SMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$49	0.92%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[81]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172560 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R3
Trading Symbol	HFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$80	1.50%
^	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%	[82]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172561 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R4
Trading Symbol	HFDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$65	1.22%
^	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%	[83]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172562 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R5
Trading Symbol	HFDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$49	0.91%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[84]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class Y
Trading Symbol	HFDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$49	0.91%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[85]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172564 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SMDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$43	0.80%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[86]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185815 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class F
Trading Symbol	HFDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$43	0.80%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[87]
Net Assets	$ 1,018,441,610
Holdings Count | Holding	69
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$1,018,441,610
Total number of portfolio holdings (excluding derivatives, if any)	69
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.1%
Information Technology	22.5%
Consumer Discretionary	11.3%
Financials	10.8%
Energy	6.2%
Health Care	5.9%
Utilities	4.8%
Real Estate	4.6%
Materials	2.4%
Consumer Staples	2.1%
Communication Services	1.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011245 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$73	1.39%
^	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%	[88]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011247 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$114	2.17%
^	Annualized.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.17%	[89]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035167 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.06%
^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[90]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040921 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	HSLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$85	1.62%
^	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.62%	[91]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040922 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R4
Trading Symbol	HSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$71	1.34%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[92]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040923 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	HSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$55	1.04%
^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[93]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148303 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	HSLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$49	0.92%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[94]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011252 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	HSLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$52	0.99%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[95]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185807 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class F
Trading Symbol	HSLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$49	0.92%
^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[96]
Net Assets	$ 304,824,943
Holdings Count | Holding	178
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of April 30, 2026
Fund's net assets	$304,824,943
Total number of portfolio holdings (excluding derivatives, if any)	178
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	25.9%
Health Care	22.8%
Information Technology	22.1%
Financials	9.2%
Consumer Discretionary	8.2%
Consumer Staples	3.3%
Energy	2.9%
Materials	2.0%
Communication Services	1.5%
Real Estate	1.3%
Utilities	0.6%
Short-Term Investments	2.5%
Other Assets & Liabilities	(2.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

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[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[38]	Annualized.
[39]	Annualized.
[40]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Annualized.
[48]	Annualized.
[49]	Annualized.
[50]	Annualized.
[51]	Annualized.
[52]	Annualized.
[53]	Annualized.
[54]	Annualized.
[55]	Annualized.
[56]	Annualized.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Annualized.
[81]	Annualized.
[82]	Annualized.
[83]	Annualized.
[84]	Annualized.
[85]	Annualized.
[86]	Annualized.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.
[92]	Annualized.
[93]	Annualized.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.